CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) shares in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ 2,309,409
Changes in operating assets and liabilities:
Net cash used in operating activities	(1,852,230)
Cash Flows from Investing Activities:
Net cash used in investing activities	(398,850,001)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock	400,000,000
Net cash provided by financing activities	401,193,456
Increase in cash during period	491,225
Cash and equivalents at end of period	491,225	$ 491,225
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Acquisition of state licenses included in accounts payable and accrued expenses	224,325
Draft Kings Inc
Cash flows from operating activities:
Net loss		(142,734,000)	$ (76,220,000)	$ (75,556,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization		13,636,000	7,499,000	6,301,000
Non-cash rent expense		377,000	37,000	(120,000)
Non-cash interest expense		424,000	31,000	1,487,000
Stock-based compensation expense		17,613,000	7,210,000	4,500,000
Advertising expense paid through issuance of common stock and warrants		1,802,000	1,934,000	1,252,000
Amortization of debt discount				141,000
Gain on derivative fair value adjustment				(184,000)
Loss on exit activities		179,000		877,000
Loss on disposal of assets		730,000		185,000
Loss on conversion of promissory notes				650,000
Loss from equity method investment		479,000
Gain on initial equity method investment		(3,000,000)
Deferred income taxes		54,000	19,000	145,000
Changes in operating assets and liabilities:
Cash reserved for users		(32,302,000)	(22,633,000)	(17,346,000)
Receivables reserved for users		1,506,000	(4,087,000)	5,680,000
Prepaid expenses and other current assets		(9,554,000)	(2,214,000)	(4,175,000)
Deposits		(930,000)	728,000	(133,000)
Accounts payable and accrued expenses		27,946,000	5,699,000	(29,793,000)
Other long-term liabilities		18,028,000	12,068,000	5,307,000
Settlement liability		(3,400,000)	(2,212,000)	783,000
Liabilities to users		30,266,000	26,562,000	11,562,000
Net cash used in operating activities		(78,880,000)	(45,579,000)	(88,437,000)
Cash Flows from Investing Activities:
Purchases of property and equipment		(16,703,000)	(13,683,000)	(599,000)
Capitalization of internal-use software costs		(14,816,000)	(12,738,000)	(7,116,000)
Acquisition of state licenses		(10,752,000)	(251,000)
Net cash used in investing activities		(42,271,000)	(26,672,000)	(7,715,000)
Cash Flows from Financing Activities:
Proceeds from term note		3,000,000
Repayment of notes payable			(1,250,000)
Net proceeds from issuance of common stock		439,000
Net cost due to conversion of Series E Stock				(272,000)
Net proceeds from issuance of convertible promissory notes		68,087,000
Proceeds from exercise of stock options		1,148,000	552,000	180,000
Net cash provided by financing activities		79,776,000	140,892,000	118,531,000
Increase in cash during period		(41,375,000)	68,641,000	22,379,000
Cash and equivalents at beginning of period		117,908,000	49,267,000	26,888,000
Cash and equivalents at end of period	$ 76,533,000	76,533,000	117,908,000	49,267,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Non-cash redemption of Series F redeemable convertible preferred to stock through issuance of promissory notes		11,000,000
Accretion of Series E-1 and F Redeemable Convertible Preferred Stock		992,000	678,000	1,513,000
Conversion of Series A through E of preferred stock to common stock				$ 654,103,000
Conversion of convertible notes into preferred stock				160,928
Common stock issued			340,000
Acquisition of state licenses included in accounts payable and accrued expenses		1,000,000
Supplemental Disclosure of Cash Activities:
Cash paid for interest		260,000	261,000	$ 285,000
Series E-1 redeemable convertible preferred stock | Draft Kings Inc
Cash Flows from Financing Activities:
Net proceeds due to issuance of Redeemable Convertible Preferred Stock				$ 118,623,000
Series F redeemable convertible preferred stock | Draft Kings Inc
Cash Flows from Financing Activities:
Net proceeds due to issuance of Redeemable Convertible Preferred Stock		7,824,000	$ 141,590,000
Repurchase of Redeemable Convertible Preferred Stock		$ (722,000)